UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2007

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pacific Edge Investment Management, LLC
Address:  444 High Street, Suite 300
          Palo Alto, CA  94301

Form 13F File Number:    28-10143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:  Pacific Edge Investment Management, LLC
Name:     Karen Payne
Title:    Manager
Phone:    (650) 325-3343

Signature, Place and Date of Signing:

     /s/ Karen Payne
     Karen Payne              Palo Alto, CA            May 10, 2007

Report Type (Check only one.):

 X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      26

Form 13F Information Table Value Total:      165,037 (in thousands)


List of Other Included Managers:   NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NAME OF ISSUER       TITLE OF     CUSIP      VALUE    SHARES   SH/  PUT/  INV.   OTH   VOTING AUTH
                     CLASS                   X1000             PRN  CALL  DISC.  ER
                                                                                 MGR
                                                                                       SOLE    SHR  NON
                                                                                                    E
***ACTIONS           NASDAQ OTC   5.07E+109  1865     252359   SH         Sole         252359
SEMICONDUCTOR CO     ISSUES
ABX Air Inc          COMMON       00080S101  3937     574745   SH         Sole         574745
                     STOCKS
ACTUATE CORPORATION  NASDAQ OTC   00508B102  6710     1285422  SH         Sole         128542
                     ISSUES                                                            2
AVX CORP NEW         COMMON       2444107    5691     374400   SH         Sole         374400
                     STOCKS
CALAMP CORP          NASDAQ OTC   128126109  1797     208175   SH         Sole         208175
                     ISSUES
CHEROKEE             COMMON       164450108  4534     803969   SH         Sole         803969
INTERNATIONAL CORP   STOCKS
DIGIGRAD CORP        NASDAQ OTC   253827109  3513     762003   SH         Sole         762003
                     ISSUES
FOUNDRY NETWORKS     NASDAQ OTC   35063R100  4859     358096   SH         Sole         358096
INC                  ISSUES
HUTCHINSON           NASDAQ OTC   448407106  8696     372429   SH         Sole         372429
TECHNOLOGY INC       ISSUES
I2 TECHNOLOGIES INC  NASDAQ OTC   465754208  12842    535075   SH         Sole         535075
                     ISSUES
INNOVATIVE           NASDAQ OTC   45769N105  9065     358025   SH         Sole         358025
SOLUTIONS & SUPPORT  ISSUES
IXIA                 NASDAQ OTC   45071R109  6251     672097   SH         Sole         672097
                     ISSUES
MARCHEX INC          NASDAQ OTC   56624R108  3064     200000   SH         Sole         200000
                     ISSUES
MIPS TECHNOLOGIES    NASDAQ OTC   604567107  17940    2008983  SH         Sole         200898
INC                  ISSUES                                                            3
NETFLIX COM INC      CALL         64110L106  3826     165000   SH   CALL  Sole         165000
                     OPTIONS
QLOGIC CORP          NASDAQ OTC   747277101  5540     325873   SH         Sole         325873
                     ISSUES
SCOPUS TECHNOLOGY    NASDAQ OTC   M8260H106  1321     239773   SH         Sole         239773
INC                  ISSUES
SEAGATE TECHNOLOGY   COMMON       G7945J104  12553    538750   SH         Sole         538750
HOLDINGS             STOCKS
SEMTECH              NASDAQ OTC   816850101  9044     670938   SH         Sole         670938
                     ISSUES
SUPPORTSOFT INC      NASDAQ OTC   868587106  4644     823488   SH         Sole         823488
                     ISSUES
SYMMETRICOM INC      NASDAQ OTC   871543104  9714     1170393  SH         Sole         117039
                     ISSUES                                                            3
THESTREET.COM INC    NASDAQ OTC   88368Q103  4406     359681   SH         Sole         359681
                     ISSUES
THORATEC             NASDAQ OTC   885175307  8222     393401   SH         Sole         393401
LABORATORIES CORP    ISSUES
NEW
THORATEC             PUT OPTIONS  885175307  8214     393000   SH   PUT   Sole         393000
LABORATORIES CORP
NEW
VIRAGE LOGIC CORP    NASDAQ OTC   92763R104  2279     313422   SH         Sole         313422
                     ISSUES
ZORAN CORP           NASDAQ OTC   98975F101  4510     265000   SH         Sole         265000
                     ISSUES

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